Operating Expenses - Summary of Consolidated Operating Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Administrative expenses	[1],[2]	$ 979	$ 1,069	$ 1,104
Selling expenses	[2]	324	330	366
Total administrative and selling expenses		1,303	1,399	1,470
Distribution and logistics expenses		1,636	1,412	1,476
Operating expenses		$ 2,939	$ 2,811	$ 2,946

[1]	All significant R&D activities are executed by several internal areas of CEMEX as part of their daily activities. In 2021, 2020 and 2019, total combined expenses of these departments recognized within administrative expenses were $35, $31 and $38, respectively.
[2]	In 2021, 2020 and 2019, administrative expenses include depreciation and amortization of $142, $145 and $132, respectively, and selling expenses include depreciation and amortization of $49 in 2021, $50 in 2020 and $48 in 2019.